Related-party Transactions - Schedule of Amounts Related to Accounts Receivable and Payable Balances with Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Receivables (net)		$ 20
Payables	$ 30	$ 38